Share Repurchase Programs (Detail) - USD ($)	11 Months Ended	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Aug. 31, 2017	Aug. 31, 2014
Equity Class Of Treasury Stock [Line Items]
Stock repurchase program, authorized amount						$ 50,000,000
Purchase of common stock, shares		1,366,587
Purchase of Treasury Stock		$ 1,616,000	$ 49,875,000
Cumulative purchase of treasury stock		20,700,000
Stock repurchase program, authorized to be repurchase		$ 29,300,000
Offering and Sale of Notes
Equity Class Of Treasury Stock [Line Items]
Stock repurchase program, authorized amount					$ 50,000,000
Purchase of common stock, shares	1,414,900
Purchase of Treasury Stock	$ 49,900,000
Program
Equity Class Of Treasury Stock [Line Items]
Purchase of common stock, shares		50,000	0	0
Purchase of Treasury Stock		$ 1,600,000